Schedule of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Einride Austria GmbH [member]
IfrsStatementLineItems [Line Items]
Incorporated	Austria
Ownership percentage of share capital	100.00%	100.00%
Einride Technologies Austria GmbH [member]
IfrsStatementLineItems [Line Items]
Incorporated	Austria
Ownership percentage of share capital	100.00%	100.00%
Einride Technologies Belgium B.V. [member]
IfrsStatementLineItems [Line Items]
Incorporated	Belgium
Ownership percentage of share capital	100.00%	100.00%
Einride Cayman Sub Limited [member]
IfrsStatementLineItems [Line Items]
Incorporated	Cayman Islands
Ownership percentage of share capital	100.00%	0.00%
Einride Technologies Germany GmbH [member]
IfrsStatementLineItems [Line Items]
Incorporated	Germany
Ownership percentage of share capital	100.00%	100.00%
Einride Germany GmbH [member]
IfrsStatementLineItems [Line Items]
Incorporated	Germany
Ownership percentage of share capital	100.00%	100.00%
Einride Technologies UK Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated	Great Britain
Ownership percentage of share capital	100.00%	100.00%
Einride UK Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated	Great Britain
Ownership percentage of share capital	100.00%	100.00%
Einride Technologies Netherlands B. V [member]
IfrsStatementLineItems [Line Items]
Incorporated	Netherlands
Ownership percentage of share capital	100.00%	100.00%
Einride Benelux B.V. [member]
IfrsStatementLineItems [Line Items]
Incorporated	Netherlands
Ownership percentage of share capital	100.00%	100.00%
Einride Technologies Norway AS [member]
IfrsStatementLineItems [Line Items]
Incorporated	Norway
Ownership percentage of share capital	100.00%	100.00%
Einride Norway AS [member]
IfrsStatementLineItems [Line Items]
Incorporated	Norway
Ownership percentage of share capital	100.00%	100.00%
Einride Holding AB [member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Ownership percentage of share capital	100.00%	100.00%
Einride Autonomous Technologies AB [member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Ownership percentage of share capital	100.00%	100.00%
Einride MidCo AB [member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Ownership percentage of share capital	100.00%	100.00%
Einride Sweden AB [member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Ownership percentage of share capital	100.00%	100.00%
Einride ME Freight Technologies L.L.C [member]
IfrsStatementLineItems [Line Items]
Incorporated	United Arab Emirates
Ownership percentage of share capital	100.00%	100.00%
Einride US Inc [member]
IfrsStatementLineItems [Line Items]
Incorporated	Delaware, USA
Ownership percentage of share capital	100.00%	100.00%
Einride Inc [member]
IfrsStatementLineItems [Line Items]
Incorporated	Delaware, USA
Ownership percentage of share capital	100.00%	100.00%
Einride Logistics Inc [member]
IfrsStatementLineItems [Line Items]
Incorporated	Delaware, USA
Ownership percentage of share capital	100.00%	100.00%
Einride Autonomous Technologies US In [member]
IfrsStatementLineItems [Line Items]
Incorporated	Delaware, USA
Ownership percentage of share capital	100.00%	100.00%
Einride Technologies (Singapore) Pte. Ltd [member]
IfrsStatementLineItems [Line Items]
Incorporated	Singapore
Ownership percentage of share capital	0.00%	100.00%
Parent [member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden